Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Preferred stock warrant liabilities	$ 624
Total liabilities	624
Fair Value, Inputs, Level 3 [Member]
Note 3 - Fair Value Measurements (Details) - Assets and Liabilities Measured at Fair Value [Line Items]
Preferred stock warrant liabilities	624
Total liabilities	$ 624